Jan. 29, 2016

AB BOND FUND, INC.

AB All Market Real Return Portfolio

Supplement dated June 23, 2016 to the Prospectuses and Summary Prospectuses, each dated January 29, 2016 (the “Prospectuses”), offering Class A, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class 1 and Class 2 shares of the AB All Market Real Return Portfolio (the “Portfolio”).

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Effective September 1, 2016, the Portfolio has adopted a change to its investment strategy to include investments in equity securities of companies that the Adviser believes have the ability to pass along increasing costs to consumers and maintain or grow margins in rising inflation environments.

Effective September 1, 2016, the following changes are made to the Portfolio’s Prospectuses:

1.	The third sentence of the second paragraph under the section “Principal Strategies” is revised and replaced by the following:

Under normal circumstances, the Fund expects to invest its assets principally in the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level and change in rate of inflation: inflation-indexed fixed-income securities, such as Treasury Inflation-Protected Securities (“TIPS”) and similar bonds issued by governments outside of the United States; commodities; commodity-related equity securities; real estate equity securities; inflation sensitive equity securities, which the Fund defines as equity securities of companies that the Adviser believes have the ability to pass along increasing costs to consumers and maintain or grow margins in rising inflation environments, including equity securities of utilities and infrastructure-related companies (“inflation sensitive equities”); securities and derivatives linked to the price of other assets (such as commodities, stock indices and real estate); and currencies.

2.	The first sentence of the fourth paragraph under the section “Principal Strategies” is revised and replaced by the following:

The Fund anticipates that its targeted investment mix, other than its investments in inflation-indexed fixed-income securities, will focus on commodity-related equity securities, commodities and commodity derivatives, real estate equity securities and inflation sensitive equities to provide a balance between expected return and inflation protection. The Fund may vary its investment allocations among these asset classes, at times significantly.

3.	The last sentence of the fourth paragraph under the section “Principal Strategies” is revised and replaced by the following:

The Fund’s investments in real estate equity securities will include real estate investment trusts (“REITs”) and other real estate-related securities.